Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39354
Entity Registrant Name	QUHUO Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3rd Floor, Block A, Tonghui Building
Entity Address, Address Line Two	No. 1132 Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001781193
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Marcum Asia CPAs LLP	Ernst & Young Hua Ming LLP
Auditor Firm Id	5395	1408
Auditor Location	Beijing	Shanghai
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3rd Floor, Block A, Tonghui Building
Entity Address, Address Line Two	No. 1132 Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
Contact Personnel Name	Zhen Ba
City Area Code	86-10
Local Phone Number	5923 6208
Contact Personnel Email Address	barry@meishisong.cn
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing ten Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	QH
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	55,379,583
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,296,630